Sequoia Fund
March 31, 2024
Schedule of Investments (Unaudited)
March 31, 2024
(Percentages are of the Fund's Net Assets)
Common Stocks (95.8%)
Shares		Value
	Aerospace & Defense (7.7%)
49,351,100	Rolls-Royce Holdings PLC (United Kingdom)(a)	$265,784,991
	Application Software (10.8%)
83,187	Constellation Software, Inc. (Canada)	227,228,157
298,252	Lumine Group, Inc. (Canada)(a)	7,884,836
713,889	SAP SE (Germany)	138,986,529
		374,099,522
	Automotive Retail (3.6%)
1,454,452	CarMax, Inc.(a)	126,697,314
	Cable & Satellite (2.2%)
341,062	Liberty Broadband Corp. - Class A(a)	19,481,462
1,018,596	Liberty Broadband Corp. - Class C(a)	58,294,249
		77,775,711
	Consumer Finance (9.0%)
1,033,339	Capital One Financial Corp.	153,853,844
290,181	Credit Acceptance Corp.(a)	160,049,330
		313,903,174
	Financial Exchanges & Data (7.0%)
1,758,666	Intercontinental Exchange, Inc.	241,693,468
	Interactive Media & Services (9.2%)
1,403,908	Alphabet, Inc. - Class A(a)	211,891,834
223,757	Meta Platforms, Inc. - Class A	108,651,924
		320,543,758
	Investment Banking & Brokerage (6.2%)
2,982,798	The Charles Schwab Corp.	215,775,607
	Life Sciences Tools & Services (4.6%)
2,485,155	Eurofins Scientific SE (Luxembourg)	158,399,948
	Managed Health Care (10.3%)
333,699	Elevance Health, Inc.	173,036,279
375,441	UnitedHealth Group, Inc.	185,730,663
		358,766,942
	Movies & Entertainment (10.6%)
42,305	Liberty Media Corp.-Liberty Formula One - Class A(a)	2,484,996
2,746,244	Liberty Media Corp.-Liberty Formula One - Class C(a)	180,153,606
6,114,266	Universal Music Group NV (Netherlands)	183,906,959
		366,545,561
	Multi-Sector Holdings (1.8%)
149,463	Berkshire Hathaway, Inc. - Class B(a)	62,852,181
	Research & Consulting Services (4.4%)
992,737	Jacobs Solutions, Inc.	152,613,459
	Semiconductors (5.3%)
1,348,404	Taiwan Semiconductor Manufacturing Co., Ltd. - SP ADR (Taiwan)	183,450,364
	Trading Companies & Distributors (3.1%)
1,490,595	Ashtead Group PLC (United Kingdom)	106,108,393
	Total Common Stocks (Cost $1,584,387,800)	3,325,010,393

Sequoia Fund
March 31, 2024
Schedule of Investments (Unaudited) (Continued)
March 31, 2024
Units
	Warrants (0.0%)
99,486	Constellation Software, Inc., expiring 03/31/40 (Canada)(a)	0
	(cost $0)
	Total Investments (95.8%) (Cost $1,584,387,800)(b)	3,325,010,393
	Other Assets Less Liabilities (4.2%)	146,876,775
	Net Assets (100.0%)	$3,471,887,168

(a)	Non-income producing security.
(b)	The cost for federal income tax purposes is $1,615,031,689. The difference between book cost and tax cost is attributable to financial and tax accounting differences on corporate spin-offs. At March 31, 2024, the aggregate gross tax basis unrealized appreciation and depreciation of securities were $1,750,301,930 and $40,323,226, respectively.
Abbreviation:
SP ADR	Sponsored American Depository Receipt
Notes to Schedule of Investments (Unaudited)
Investments for which market quotations are readily available are valued at market value, and other investments are valued at “fair value” as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Ruane Cunniff LP (the “Investment Adviser”) as valuation designee to perform fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.
Securities traded on a national securities exchange are valued at the last reported sales price on the principal exchange on which the security is listed; securities traded in the NASDAQ Stock Market (”NASDAQ“) are valued in accordance with the NASDAQ Official Closing Price. Securities for which there is no sale or Official Closing Price are valued at the mean of the last reported bid and asked prices.
Securities traded on a foreign exchange are valued at the closing price on the last business day of the period on the principal exchange on which the security is primarily traded. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the New York Stock Exchange on the date of valuation.
U.S. Treasury Bills with remaining maturities of 60 days or less are valued at their amortized cost, provided that the amortized cost value is approximately the same as the fair value as determined without the use of amortized cost valuation. U.S. Treasury Bills that when purchased have a remaining maturity in excess of 60 days are valued on the basis of market quotations and estimates until the sixtieth day prior to maturity, at which point they are valued at amortized cost. Fixed-income securities, other than U.S. Treasury Bills, are valued at prices supplied by an independent pricing service.
When reliable market quotations are insufficient or not readily available at the time of valuation or when the Investment Adviser determines that the prices or values available do not represent the fair value of a security, such security is valued at fair value as determined in good faith by the Investment Adviser, in accordance with procedures approved by the Board.

Sequoia Fund
March 31, 2024
Schedule of Investments (Unaudited) (Continued)
March 31, 2024
Generally accepted accounting principles establish a disclosure hierarchy that categorizes the inputs to valuation techniques used to value the investments at measurement date. These inputs are summarized in the three levels listed below:
Level 1 −	unadjusted quoted prices in active markets for identical securities.
Level 2 −	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk).
Level 3 −	unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are recognized at the end of the reporting period. As of March 31, 2024, all financial instruments listed in the Schedule of Investments are considered Level 1. During the three months ended March 31, 2024, there were no transfers between Levels and there were no Level 3 securities held by the Fund.
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